Note 25 - Post-employment and other employee benefit commitments. Post-employment commitments. Defined Benefit Obligation (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Employee	Dec. 31, 2017 EUR (€) Employee	Dec. 31, 2016 EUR (€) Employee
Post-employment and other employee benefit commitments
Number Of Employees Accepting The Plan | Employee	489	731	613
Early retirement commitments | €	€ 1,793	€ 2,210	€ 2,559